Consolidated Schedule of Investments (unaudited) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.9%

Chemicals — 12.2%
Albemarle Corp.(a)	131,688	$9,154,950
CF Industries Holdings, Inc.(a)	327,199	16,098,191
FMC Corp.(a)(b)	320,631	28,112,926
Koninklijke DSM NV	119,358	14,368,528
Nutrien Ltd.	312,531	15,569,345
Umicore SA	333,958	12,618,019

		95,921,959

Containers & Packaging — 4.6%
Graphic Packaging Holding Co.(a)(b)	1,203,766	17,755,548
Packaging Corp. of America(a)	170,676	18,108,724

		35,864,272

Electronic Equipment, Instruments & Components — 1.8%
Trimble, Inc.(a)(c)	351,606	13,645,829

Food Products — 10.4%
Glanbia PLC	520,163	6,463,251
JBS SA	2,200,208	17,363,583
Kerry Group PLC, Class A	165,383	19,341,818
Nestle SA, Registered Shares	182,779	19,823,197
Tyson Foods, Inc., Class A(a)	218,186	18,794,542

		81,786,391

Machinery — 1.8%
Deere & Co.(a)	85,468	14,416,742

Metals & Mining — 30.2%
Anglo American PLC	1,091,362	25,081,655
Barrick Gold Corp.(a)	1,186,922	20,569,358
BHP Group PLC	1,770,174	37,809,626
First Quantum Minerals Ltd.	1,855,148	15,585,008
Franco-Nevada Corp.	136,639	12,450,511
Fresnillo PLC	1,059,881	8,916,520
Lundin Mining Corp.	2,267,885	10,664,546
Neo Lithium Corp.(c)(d)	5,273,139	2,189,098
Newcrest Mining Ltd.	654,442	15,101,678
OZ Minerals Ltd.	1,359,922	8,833,259
Polyus PJSC — GDR	173,403	10,031,307
Rio Tinto PLC — ADR(a)	230,629	12,013,465
Stelco Holdings, Inc.	1,232,627	8,615,410
Teck Resources Ltd., Class B(a)	623,622	10,121,385
Vale SA — ADR(a)	2,027,789	23,319,573
Wheaton Precious Metals Corp.	628,744	16,498,243

		237,800,642

Oil, Gas & Consumable Fuels — 34.4%
BP PLC — ADR(a)	1,139,056	43,272,737
CNOOC Ltd.	7,184,000	10,999,633
Concho Resources, Inc.(a)	44,200	3,001,180
ConocoPhillips(a)	228,237	13,004,944
Eni SpA	822,900	12,577,836
EOG Resources, Inc.(a)	113,550	8,427,681

Security		Shares	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA		461,045	$8,733,193
Exxon Mobil Corp.(a)(b)		323,708	22,857,022
Gazprom PJSC — ADR		1,275,275	8,790,666
Kosmos Energy Ltd.		1,005,677	6,275,424
Marathon Petroleum Corp.(a)		195,154	11,855,606
Petroleo Brasileiro SA — ADR(a)		587,750	8,504,743
Royal Dutch Shell PLC — ADR, Class A(a)		732,830	43,127,045
Suncor Energy, Inc.		613,799	19,361,181
TOTAL SA		845,059	43,999,474
Williams Cos., Inc.(a)		249,325	5,998,760

			270,787,125

Paper & Forest Products — 0.0%
Precious Woods Holding AG(c)		20,000	154,301

Pharmaceuticals — 0.5%
Sundial Growers, Inc.(c)		853,282	4,091,487

Specialty Retail — 2.0%
Tractor Supply Co.(a)		172,970	15,643,407

Total Common Stocks — 97.9% (Cost — $730,874,782)			770,112,155

	Par (000)

Corporate Bonds — 1.8%

Metals & Mining — 1.8%
Osisko Gold Royalties Ltd., 4.00%, 12/31/22	CAD	5,652	4,347,968
Pilgangoora Operations Pty Ltd., 12.00%, 06/21/22	USD	9,000	9,629,229

Total Corporate Bonds — 1.8% (Cost — $13,511,495)			13,977,197

Total Long-Term Investments — 99.7% (Cost — $744,386,277)			784,089,352

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(e)(g)		4,181,608	4,181,608
SL Liquidity Series, LLC, Money Market Series, 2.13%(e)(f)(g)		238,158	$238,206

Total Short-Term Securities — 0.5% (Cost — $4,419,761)			4,419,814

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Value

Options Purchased — 0.0% (Cost — $2,710)	1,423

Total Investments Before Options Written — 100.2% (Cost — $748,808,748)	$788,510,589

Security	Value

Options Written — (1.1)% (Premiums Received — $6,780,176)	(8,488,470)

Total Investments, Net of Options Written — 99.1% (Cost — $742,028,572)	780,022,119

Other Assets Less Liabilities — 0.9%	6,704,745

Net Assets — 100.0%	$786,726,864

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,652,388	(9,470,780)	4,181,608	$4,181,608	$—		$—	$—
SL Liquidity Series, LLC, Money Market Series	276,499	(38,341)	238,158	238,206	47,395	(b)	110	81

				$4,419,814	$47,395		$110	$81

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Teck Resources Ltd., Class B	219	10/25/19	USD	19.00	USD	355	$1,423

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC — ADR	692	10/04/19	USD	37.00	USD	2,629	$(73,698)
Barrick Gold Corp.	1,654	10/04/19	USD	21.00	USD	2,866	(3,308)
Exxon Mobil Corp.	232	10/04/19	USD	69.50	USD	1,638	(30,856)
Marathon Petroleum Corp.	358	10/04/19	USD	51.00	USD	2,175	(377,690)
Petroleo Brasileiro SA — ADR	585	10/04/19	USD	15.50	USD	846	(1,170)
Royal Dutch Shell PLC — ADR, Class A	400	10/04/19	USD	57.50	USD	2,354	(63,000)
Tyson Foods, Inc., Class A	176	10/04/19	USD	92.50	USD	1,516	(1,760)
Vale SA — ADR	1,306	10/04/19	USD	11.50	USD	1,502	(22,202)
BP PLC — ADR	878	10/11/19	USD	37.50	USD	3,336	(68,596)
Barrick Gold Corp.	1,654	10/11/19	USD	20.35	USD	2,866	(352)
CF Industries Holdings, Inc.	217	10/11/19	USD	50.50	USD	1,068	(12,152)
ConocoPhillips	142	10/11/19	USD	55.00	USD	809	(35,429)
EOG Resources, Inc.	244	10/11/19	USD	80.00	USD	1,811	(5,124)
Exxon Mobil Corp.	209	10/11/19	USD	71.00	USD	1,476	(14,943)
Exxon Mobil Corp.	268	10/11/19	USD	72.50	USD	1,892	(5,762)
Exxon Mobil Corp.	223	10/11/19	USD	73.50	USD	1,575	(1,895)
Marathon Petroleum Corp.	86	10/11/19	USD	52.50	USD	522	(76,110)
Petroleo Brasileiro SA — ADR	585	10/11/19	USD	16.00	USD	846	(877)
Royal Dutch Shell PLC — ADR, Class A	520	10/11/19	USD	57.50	USD	3,060	(89,700)
Vale SA — ADR	1,307	10/11/19	USD	11.50	USD	1,503	(37,250)
Albemarle Corp.	184	10/18/19	USD	70.00	USD	1,279	(34,040)
BP PLC — ADR	638	10/18/19	USD	38.00	USD	2,424	(40,832)
Barrick Gold Corp.	1,440	10/18/19	USD	19.00	USD	2,496	(14,400)
CF Industries Holdings, Inc.	433	10/18/19	USD	51.00	USD	2,130	(27,712)
ConocoPhillips	145	10/18/19	USD	55.22	USD	826	(34,403)
Deere & Co.	91	10/18/19	USD	155.00	USD	1,535	(131,723)
EOG Resources, Inc.	42	10/18/19	USD	80.00	USD	312	(1,743)
FMC Corp.	362	10/18/19	USD	87.50	USD	3,174	(74,210)
First Quantum Minerals Ltd.	1,041	10/18/19	CAD	10.00	CAD	1,159	(111,184)
Franco-Nevada Corp.	100	10/18/19	CAD	125.00	CAD	1,207	(12,228)
Franco-Nevada Corp.	176	10/18/19	CAD	130.00	CAD	2,125	(9,100)
Graphic Packaging Holding Co.	869	10/18/19	USD	15.00	USD	1,282	(23,898)
Lundin Mining Corp.	2,648	10/18/19	CAD	7.00	CAD	1,650	(9,994)
Marathon Petroleum Corp.	32	10/18/19	USD	57.50	USD	194	(12,800)
Nutrien Ltd.	725	10/18/19	CAD	68.00	CAD	4,785	(23,257)
Packaging Corp. of America	311	10/18/19	USD	105.00	USD	3,300	(97,965)
Petroleo Brasileiro SA — ADR	585	10/18/19	USD	16.00	USD	846	(2,925)
Rio Tinto PLC — ADR	338	10/18/19	USD	54.39	USD	1,761	(11,830)

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Royal Dutch Shell PLC — ADR, Class A	401	10/18/19	USD	57.50	USD	2,360	$(75,188)
Stelco Holdings, Inc.	250	10/18/19	CAD	12.87	CAD	232	(2,831)
Suncor Energy, Inc.	645	10/18/19	CAD	38.00	CAD	2,695	(192,305)
Teck Resources Ltd., Class B	620	10/18/19	USD	18.25	USD	1,006	(3,587)
Tractor Supply Co.	160	10/18/19	USD	95.00	USD	1,447	(12,000)
Trimble, Inc.	214	10/18/19	USD	40.00	USD	831	(9,630)
Tyson Foods, Inc., Class A	333	10/18/19	USD	90.00	USD	2,868	(19,980)
Vale SA — ADR	1,070	10/18/19	USD	12.00	USD	1,231	(18,190)
Williams Cos., Inc.	168	10/18/19	USD	24.00	USD	404	(9,324)
Williams Cos., Inc.	189	10/18/19	USD	25.00	USD	455	(3,024)
BP PLC — ADR	758	10/25/19	USD	39.00	USD	2,880	(25,393)
CF Industries Holdings, Inc.	217	10/25/19	USD	51.00	USD	1,068	(19,964)
CF Industries Holdings, Inc.	217	10/25/19	USD	51.50	USD	1,068	(16,275)
ConocoPhillips	423	10/25/19	USD	59.00	USD	2,410	(35,321)
Deere & Co.	65	10/25/19	USD	170.00	USD	1,096	(24,375)
EOG Resources, Inc.	81	10/25/19	USD	84.00	USD	601	(1,660)
Marathon Petroleum Corp.	122	10/25/19	USD	55.00	USD	741	(79,605)
Royal Dutch Shell PLC — ADR, Class A	510	10/25/19	USD	57.00	USD	3,001	(124,950)
Royal Dutch Shell PLC — ADR, Class A	511	10/25/19	USD	58.00	USD	3,007	(86,870)
Teck Resources Ltd., Class B	657	10/25/19	USD	20.00	USD	1,066	(3,942)
Vale SA — ADR	813	10/25/19	USD	12.00	USD	935	(19,512)
Vale SA — ADR	887	10/25/19	USD	13.50	USD	1,020	(3,548)
Williams Cos., Inc.	189	10/25/19	USD	25.00	USD	455	(4,536)
Williams Cos., Inc.	189	10/31/19	USD	25.15	USD	455	(5,635)
BP PLC — ADR	815	11/01/19	USD	39.00	USD	3,096	(43,603)
CF Industries Holdings, Inc.	216	11/01/19	USD	52.00	USD	1,063	(22,680)
Concho Resources, Inc.	98	11/01/19	USD	77.50	USD	665	(8,330)
ConocoPhillips	72	11/01/19	USD	63.00	USD	410	(2,268)
Deere & Co.	115	11/01/19	USD	167.50	USD	1,940	(66,988)
EOG Resources, Inc.	88	11/01/19	USD	79.00	USD	653	(10,164)
Exxon Mobil Corp.	362	11/01/19	USD	72.00	USD	2,556	(40,544)
Marathon Petroleum Corp.	182	11/01/19	USD	59.50	USD	1,106	(65,065)
Petroleo Brasileiro SA — ADR	11	11/01/19	USD	15.00	USD	16	(434)
Royal Dutch Shell PLC — ADR, Class A	155	11/01/19	USD	60.50	USD	912	(10,462)
Teck Resources Ltd., Class B	307	11/01/19	USD	17.50	USD	498	(10,284)
Tractor Supply Co.	350	11/01/19	USD	104.00	USD	3,165	(12,250)
Tyson Foods, Inc., Class A	220	11/01/19	USD	88.50	USD	1,895	(35,200)
Vale SA — ADR	887	11/01/19	USD	13.50	USD	1,020	(3,104)
Vale SA — ADR	840	11/01/19	USD	12.00	USD	966	(24,780)
ConocoPhillips	130	11/08/19	USD	61.00	USD	741	(10,595)
Deere & Co.	70	11/08/19	USD	167.50	USD	1,181	(44,450)
Royal Dutch Shell PLC — ADR, Class A	434	11/08/19	USD	60.00	USD	2,554	(40,145)
BP PLC — ADR	775	11/15/19	USD	40.00	USD	2,944	(24,800)
Franco-Nevada Corp.	270	11/15/19	CAD	130.00	CAD	3,259	(41,167)
Graphic Packaging Holding Co.	564	11/15/19	USD	15.00	USD	832	(31,020)
Nutrien Ltd.	734	11/15/19	CAD	70.00	CAD	4,844	(40,721)
Petroleo Brasileiro SA — ADR	585	11/15/19	USD	17.00	USD	846	(4,972)
Rio Tinto PLC — ADR	584	11/15/19	USD	52.50	USD	3,042	(100,740)
Suncor Energy, Inc.	410	11/15/19	CAD	42.00	CAD	1,713	(36,982)
Suncor Energy, Inc.	580	11/15/19	CAD	44.00	CAD	2,424	(19,481)
Teck Resources Ltd., Class B	910	11/15/19	USD	19.00	USD	1,477	(15,015)
Tractor Supply Co.	180	11/15/19	USD	92.50	USD	1,628	(59,400)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Trimble, Inc.	388	11/15/19	USD	40.00	USD	1,506	$(54,320)
Tyson Foods, Inc., Class A	143	11/15/19	USD	90.00	USD	1,232	(28,243)
Vale SA — ADR	1,000	11/15/19	USD	12.00	USD	1,150	(38,000)
Williams Cos., Inc.	189	11/15/19	USD	26.00	USD	455	(3,969)
Williams Cos., Inc.	73	11/15/19	USD	25.00	USD	176	(3,467)

							$(3,347,406)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Graphic Packaging Holding Co.	Credit Suisse International	92,500	10/01/19	USD	13.24	USD	1,364	$(140,551)
JBS SA	Citibank N.A.	577,000	10/02/19	USD	27.81	USD	18,920	(688,361)
Glanbia PLC	UBS AG	50,000	10/03/19	EUR	11.59	EUR	570	(6,480)
Kerry Group PLC, Class A	UBS AG	16,700	10/03/19	EUR	107.52	EUR	1,792	(13,983)
Koninklijke DSM NV	Morgan Stanley & Co. International PLC	17,300	10/03/19	EUR	111.74	EUR	1,911	(10,305)
Oz Minerals Ltd.	UBS AG	140,800	10/03/19	AUD	9.80	AUD	1,354	(6,799)
TOTAL SA	Goldman Sachs International	44,900	10/03/19	EUR	44.88	EUR	2,145	(141,768)
Trimble, Inc.	Barclays Bank PLC	26,500	10/03/19	USD	38.03	USD	1,028	(23,456)
First Quantum Minerals Ltd.	Credit Suisse International	41,600	10/04/19	CAD	10.36	CAD	347	(27,815)
First Quantum Minerals Ltd.	Goldman Sachs International	114,000	10/04/19	CAD	12.88	CAD	952	(4,813)
Suncor Energy, Inc.	Royal Bank of Canada	43,000	10/04/19	CAD	38.28	CAD	1,797	(116,282)
Graphic Packaging Holding Co.	Credit Suisse International	92,100	10/09/19	USD	13.79	USD	1,358	(89,980)
First Quantum Minerals Ltd.	Citibank N.A.	265,500	10/10/19	CAD	8.68	CAD	2,217	(502,633)
Glanbia PLC	UBS AG	50,000	10/10/19	EUR	11.59	EUR	570	(15,417)
Nutrien Ltd.	Credit Suisse International	53,300	10/10/19	CAD	68.16	CAD	3,518	(6,764)
Stelco Holdings, Inc.	Credit Suisse International	25,000	10/10/19	CAD	11.32	CAD	232	(1,482)
FMC Corp.	Barclays Bank PLC	24,100	10/11/19	USD	87.75	USD	2,113	(35,783)
Lundin Mining Corp.	Credit Suisse International	265,200	10/15/19	CAD	7.15	CAD	1,652	(4,914)
Albemarle Corp.	Barclays Bank PLC	34,200	10/16/19	USD	68.50	USD	2,378	(85,701)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	500,000	10/16/19	HKD	11.77	HKD	6,000	(30,183)
Eni SpA	Goldman Sachs International	115,300	10/16/19	EUR	13.46	EUR	1,617	(76,246)
Fresnillo PLC	Credit Suisse International	220,400	10/16/19	GBP	7.84	GBP	1,508	(1,681)
Koninklijke DSM NV	Credit Suisse International	24,500	10/16/19	EUR	118.65	EUR	2,706	(3,044)
Anglo American PLC	Credit Suisse International	258,100	10/17/19	GBP	17.65	GBP	4,824	(398,853)
Equinor ASA	Citibank N.A.	23,100	10/17/19	NOK	183.55	NOK	3,981	(2,648)
Oz Minerals Ltd.	Morgan Stanley & Co. International PLC	63,700	10/17/19	AUD	9.40	AUD	613	(16,477)
TOTAL SA	Credit Suisse International	72,000	10/17/19	EUR	45.67	EUR	3,439	(186,004)
Umicore SA	Credit Suisse International	89,000	10/17/19	EUR	27.84	EUR	3,086	(666,759)
Concho Resources, Inc.	UBS AG	7,800	10/18/19	USD	74.43	USD	530	(4,194)
Trimble, Inc.	UBS AG	12,800	10/18/19	USD	37.62	USD	497	(20,861)
BHP Group PLC	UBS AG	237,000	10/22/19	GBP	18.00	GBP	4,117	(59,986)
Gazprom PJSC — ADR	Goldman Sachs International	255,100	10/22/19	USD	7.24	USD	1,758	(19,189)
Equinor ASA	Credit Suisse International	46,000	10/23/19	NOK	188.88	NOK	7,927	(3,603)
Glanbia PLC	Morgan Stanley & Co. International PLC	75,450	10/23/19	EUR	11.80	EUR	860	(31,757)
Kerry Group PLC, Class A	Morgan Stanley & Co. International PLC	21,700	10/23/19	EUR	110.60	EUR	2,328	(24,844)
Nestle SA, Registered Shares	Goldman Sachs International	33,000	10/23/19	CHF	113.12	CHF	3,572	(15,891)
TOTAL SA	Goldman Sachs International	66,700	10/23/19	EUR	45.08	EUR	3,186	(212,479)
Umicore SA	UBS AG	18,300	10/23/19	EUR	33.17	EUR	634	(42,560)
FMC Corp.	Barclays Bank PLC	25,400	10/25/19	USD	90.37	USD	2,227	(34,491)
Packaging Corp. of America	Barclays Bank PLC	39,600	10/25/19	USD	110.67	USD	4,202	(53,882)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Trimble, Inc.	UBS AG	41,100	10/25/19	USD	40.69	USD	1,595	$(28,028)
Anglo American PLC	Morgan Stanley & Co. International PLC	86,700	10/29/19	GBP	19.68	GBP	1,620	(36,138)
BHP Group PLC	UBS AG	245,000	10/29/19	GBP	18.29	GBP	4,256	(62,374)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	635,000	10/29/19	HKD	12.34	HKD	7,620	(22,778)
Equinor ASA	Goldman Sachs International	46,100	10/29/19	NOK	188.76	NOK	7,944	(5,011)
Graphic Packaging Holding Co.	Credit Suisse International	78,600	10/29/19	USD	14.16	USD	1,159	(68,278)
TOTAL SA	Credit Suisse International	23,800	10/29/19	EUR	47.73	EUR	1,137	(30,114)
Umicore SA	Credit Suisse International	32,200	10/29/19	EUR	34.83	EUR	1,116	(40,818)
Gazprom PJSC — ADR	Goldman Sachs International	255,100	10/30/19	USD	7.24	USD	1,758	(19,171)
Lundin Mining Corp.	Credit Suisse International	265,300	10/30/19	CAD	7.28	CAD	1,653	(3,831)
Nutrien Ltd.	Credit Suisse International	91,300	10/30/19	CAD	67.52	CAD	6,026	(61,241)
FMC Corp.	Barclays Bank PLC	42,500	11/01/19	USD	91.87	USD	3,726	(48,472)
Glanbia PLC	UBS AG	40,000	11/01/19	EUR	11.55	EUR	456	(25,538)
Nestle SA, Registered Shares	UBS AG	42,700	11/01/19	CHF	112.27	CHF	4,622	(30,835)
Oz Minerals Ltd.	UBS AG	103,300	11/01/19	AUD	9.56	AUD	994	(26,387)
Graphic Packaging Holding Co.	Barclays Bank PLC	18,536	11/05/19	USD	14.62	USD	273	(12,085)
Kerry Group PLC, Class A	Morgan Stanley & Co. International PLC	27,700	11/05/19	EUR	107.10	EUR	2,972	(102,094)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	1,738,000	11/06/19	HKD	12.92	HKD	20,856	(35,547)
Eni SpA	Credit Suisse International	136,400	11/06/19	EUR	14.24	EUR	1,912	(35,677)
Equinor ASA	Credit Suisse International	35,000	11/06/19	NOK	185.46	NOK	6,032	(7,496)
First Quantum Minerals Ltd.	Citibank N.A.	66,000	11/06/19	CAD	10.40	CAD	551	(68,677)
Fresnillo PLC	Morgan Stanley & Co. International PLC	112,200	11/06/19	GBP	7.42	GBP	767	(14,098)
JBS SA	Credit Suisse International	303,000	11/06/19	USD	34.52	USD	9,935	(72,184)
Polyus PJSC — GDR	Credit Suisse International	23,000	11/06/19	USD	61.99	USD	1,328	(9,379)
Graphic Packaging Holding Co.	Barclays Bank PLC	56,400	11/08/19	USD	14.77	USD	832	(33,329)
Anglo American PLC	Morgan Stanley & Co. International PLC	91,800	11/12/19	GBP	19.76	GBP	1,716	(49,088)
BHP Group PLC	UBS AG	226,100	11/12/19	GBP	18.34	GBP	3,927	(74,637)
Eni SpA	Citibank N.A.	77,400	11/13/19	EUR	14.18	EUR	1,085	(24,279)
Oz Minerals Ltd.	UBS AG	106,200	11/13/19	AUD	9.89	AUD	1,022	(20,194)
TOTAL SA	Morgan Stanley & Co. International PLC	70,200	11/13/19	EUR	48.50	EUR	3,353	(80,622)
Fresnillo PLC	Goldman Sachs International	91,300	11/14/19	GBP	7.64	GBP	624	(9,182)
Oz Minerals Ltd.	UBS AG	130,000	11/19/19	AUD	9.85	AUD	1,251	(28,348)
TOTAL SA	Credit Suisse International	60,500	11/19/19	EUR	47.98	EUR	2,890	(88,751)
Lundin Mining Corp.	Citibank N.A.	112,000	11/20/19	CAD	6.66	CAD	698	(14,894)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	39,000	12/09/19	CAD	43.28	CAD	1,630	(22,570)

								$(5,141,064)

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$68,935,412	$26,986,547	$—	$95,921,959
Containers & Packaging	35,864,272	—	—	35,864,272
Electronic Equipment, Instruments & Components	13,645,829	—	—	13,645,829
Food Products	61,963,194	19,823,197	—	81,786,391
Machinery	14,416,742	—	—	14,416,742
Metals & Mining	132,026,597	105,774,045	—	237,800,642
Oil, Gas & Consumable Fuels	185,686,323	85,100,802	—	270,787,125
Paper & Forest Products	—	154,301	—	154,301
Pharmaceuticals	4,091,487	—	—	4,091,487
Specialty Retail	15,643,407	—	—	15,643,407
Corporate Bonds(a)	4,347,968	9,629,229	—	13,977,197
Options Purchased:
Equity contracts	1,423	—	—	1,423
Short-Term Securities	4,181,608	—	—	4,181,608

Subtotal	$540,804,262	$247,468,121	$—	$788,272,383

Investments Valued at Net Asset Value (“NAV”)(b)				238,206

Total Investments				$788,510,589

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(3,234,832)	$(5,253,638)	$—	$(8,488,470)

(a)	See above Schedule of Investments for values in each sector. Investments categorized as Level 1 and 2 are included in sector.
(b)	Certain investments of the Trust were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Total
Assets:
Opening Balance, as of December 31, 2018	$15,030,251	$1,578,600	$16,608,851
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(9,184,456)	90,000	(9,094,456)
Net change in unrealized appreciation (depreciation)(a)	6,561,854	221,400	6,783,254
Purchases	—	—	—
Sales	(12,407,649)	(1,890,000)	(14,297,649)

Closing Balance, as of September 30, 2019	$—	$—	$—

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

8